Future minimum lease payments under operating leases (Detail) (USD $)	Dec. 31, 2011
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2012	$ 59,708
2013	69,981
2014	71,816
2015	8,734
Total future minimum lease payments	$ 210,239